10. Leases (Tables) (Sept 30, 2019)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Leases

Right-of-use assets are summarized below:

September 30, 2019
Office lease	$157,213
Less accumulated amortization	(19,333)
Right-of-use assets, net	$137,880

Amortization on the right -of -use asset is included in rent expense on the statements of operations.

Operating Lease liabilities are summarized below:

September 30, 2019
Office lease	$148,798
Less: current portion	(42,201)
Long term portion	$106,597